COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Collateral Contractual Commitments To Suppliers Advances From Customers And Others
Collateral given for the Companys own liabilities	R$ 775.8	R$ 566.5
Other commitments	491.1	1,275.8
Total commitments	1,266.9	1,842.3
Commitments to suppliers property, plant and equipment and Intangible	251.1	691.7
Commitments to suppliers - Inventories	25,020.1	46,943.0
Total commitments to suppliers	R$ 25,271.2	R$ 47,634.7